Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Komatsu Ltd. per Share Computations (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share Disclosure [Line Items]
Net income attributable to Komatsu Ltd.	¥ 126,321	¥ 167,041	¥ 150,752
Weighted average common shares outstanding, less treasury stock	952,376,139	962,919,074	967,803,446
Stock options	902,065	857,871	671,477
Weighted average diluted common shares outstanding	953,278,204	963,776,945	968,474,923
Net income attributable to Komatsu Ltd. per share:
Basic	¥ 132.64	¥ 173.47	¥ 155.77
Diluted	¥ 132.51	¥ 173.32	¥ 155.66